Statutory and other information - Fees and emoluments - executive director (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Basic salary	€ 8,000	€ 6,700	€ 7,500
Share based compensation	4,500	3,100	3,100
Total Directors' emoluments	13,400	10,700	11,400
Executive Director
Disclosure of transactions between related parties [line items]
Basic salary	1,060	1,060	1,060
Bonus (performance and target-related)	770		950
Share based compensation	1,550	1,250	1,250
Total Directors' emoluments	€ 3,380	€ 2,310	€ 3,260